Additional information - Financial Statement Schedule I - Reconciliations (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
IFRS (loss)/profit reconciliation:
Additional loss if subsidiaries had been accounted for on the equity method of accounting as opposed to cost	£ (15,003)	£ (144,861)	£ (98,680)
(Loss)/profit for the year	(28,678)	(115,510)	(92,216)
IFRS equity reconciliation:
Additional (loss)/profit if subsidiaries had been accounted for on the equity method of accounting as opposed to cost	(189,807)	(178,171)	(37,171)
IFRS equity	103,950	127,508	272,512	£ 351,232
Parent
IFRS (loss)/profit reconciliation:
(Loss)/profit for the year	(13,675)	29,351	6,464
IFRS equity reconciliation:
IFRS equity	£ 293,757	£ 305,679	£ 309,683	£ 311,852